FAIR VALUE MEASUREMENT (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Obligation to issue restricted shares of Common Stock	$ 312	$ 187	$ 2,910
Deferred payment due to the acquisition of the SPVs	2,756	2,685
Warrants Liability	1,889	2,045	544
Total liabilities	4,957	4,917	3,454
Fair Value, Level 1 [Member]
Liabilities:
Obligation to issue restricted shares of Common Stock	312	187
Total liabilities	312	187
Fair Value, Level 3 [Member]
Liabilities:
Obligation to issue restricted shares of Common Stock			2,910
Deferred payment due to the acquisition of the SPVs	2,756	2,685
Warrants Liability	1,889	2,045	544
Total liabilities	$ 4,645	$ 4,730	$ 3,454